Trade receivables (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Trade receivables	R$ 825,196	R$ 887,734
Currents Not Later Than One Month [Member]
IfrsStatementLineItems [Line Items]
Trade receivables	518,053	722,923
Currents Later Than One Month And Not Later Than Two Months [Member]
IfrsStatementLineItems [Line Items]
Trade receivables	82,224	48,923
Currents Later Than Two Month And Not Later Than Three Months [Member]
IfrsStatementLineItems [Line Items]
Trade receivables	55,286	16,681
Currents Later Than Three Months And Not Later Than Six Months [Member]
IfrsStatementLineItems [Line Items]
Trade receivables	62,220	381
Currents Later Than Six Months And Not Later Than One Year [Member]
IfrsStatementLineItems [Line Items]
Trade receivables	5,703	23,590
Currents Later Than One Year [Member]
IfrsStatementLineItems [Line Items]
Trade receivables	1,597	7
Currents [Member]
IfrsStatementLineItems [Line Items]
Trade receivables	725,083	812,505
Not later than one month [member]
IfrsStatementLineItems [Line Items]
Trade receivables	39,228	46,856
Later than one month and not later than two months [member]
IfrsStatementLineItems [Line Items]
Trade receivables	14,660	9,321
Later Than Two Month And Not Later Than Three Months [Member]
IfrsStatementLineItems [Line Items]
Trade receivables	6,808	3,383
Later than three months and not later than six months [member]
IfrsStatementLineItems [Line Items]
Trade receivables	24,911	9,845
Later Than Six Months And Not Later Than One Year Membe [Member]
IfrsStatementLineItems [Line Items]
Trade receivables	13,327	2,598
Later than one year [member]
IfrsStatementLineItems [Line Items]
Trade receivables	1,179	3,226
Overdue [Member]
IfrsStatementLineItems [Line Items]
Trade receivables	R$ 100,113	R$ 75,229